Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Components of Net Investment in Sales-Type and Direct Financing Leases

The components of the net investment in sales-type and direct financing leases at December 31 were as follows:

(Dollars in Millions)	2017	2016
Aggregate future minimum lease payments to be received	$12,709	$11,257
Unguaranteed residual values accruing to the lessor’s benefit	1,731	1,175
Unearned income	(1,205)	(1,023)
Initial direct costs	274	237

Total net investment in sales-type and direct financing leases(a)	$13,509	$11,646
(a)	The accumulated allowance for uncollectible minimum lease payments was $94 million and $83 million at December 31, 2017 and 2016, respectively.

Minimum Future Lease Payments to be Received from Sales-Type and Direct Financing Leases

The minimum future lease payments to be received from sales-type and direct financing leases were as follows at December 31, 2017:

(Dollars in Millions)
2018	$3,709
2019	3,643
2020	3,239
2021	1,180
2022	410
Thereafter	528